Redeemable Preferred Interest in Subsidiary (FY) (Details) - shares	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 28, 2016	Sep. 30, 2016
One Water Assets & Operations [Member]
Redeemable Preferred Interest in Subsidiary [Abstract]
Units outstanding (in shares)						100,000
Preferred units outstanding (in shares)						68,000
Preferred interest rate of return	10.00%
Preferred interest redemption period	5 years
OneWater LLC [Member]
Redeemable Preferred Interest in Subsidiary [Abstract]
Units outstanding (in shares)		76,121	75,333	75,000
OneWater LLC [Member] | One Water Assets & Operations [Member]
Redeemable Preferred Interest in Subsidiary [Abstract]
Units outstanding (in shares)						100,000
Preferred units outstanding (in shares)					68,000	68,000
Preferred interest rate of return		10.00%
Preferred interest redemption period		5 years